Financial Instruments - Fair Values and Risk Management - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Unused credit lines	€ 24,251
Current and non-current receivables	1,780	€ 3,757
Cash and cash equivalents	€ 39,799	€ 62,131
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings at fixed rate	49.90%	33.40%
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of insures the collections risk related to a significant portion of trade receivable	80.00%
Percentage of uncollected outstanding balances of trade receivable in case of insolvency	85.00%
Maximum amount of customer receivables to bank in exchange of short-term credit			€ 47,500
Percentage of insured receivables	15.00%
Current and non-current receivables	€ 12,242	€ 14,040